Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.95%(a)
Alabama–3.34%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$225	$221,932
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,531,894
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	990	1,056,663
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	1,725	1,486,269
Series 2008, RB(c)	2.00%	01/01/2060	363	19,312
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	3,500	3,658,367
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,745	3,895,241
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,495	1,512,746
Series 2024 A, RB	5.00%	11/01/2035	1,715	1,791,270
Series 2025 A, RB(b)	5.00%	06/01/2035	1,130	1,155,926
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,494,153
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	759	769,201
				18,592,974
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	357,496
Arizona–2.73%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(d)	5.00%	07/01/2039	1,195	1,194,952
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2049	500	465,998
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada - Bonanza Campus); Series 2020 A, RB(d)	5.00%	12/15/2050	820	750,419
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,093,667
Series 2017, Ref. RB	5.00%	11/15/2045	890	682,453
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2049	225	212,324
Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM)(e)(f)	5.00%	07/01/2046	3,010	3,157,723
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	360	314,804
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	1,190	1,134,199
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	3,300	3,471,821
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	2,575	2,718,144
				15,196,504
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	614,008
California–11.90%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	800	757,199
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,680	1,321,434
Series 2025, GO Bonds(f)	5.00%	03/01/2055	3,300	3,479,009
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,030	1,095,095
Series 2024, RB(b)	5.00%	04/01/2032	1,445	1,533,317
Series 2024, RB(b)	5.00%	10/01/2032	1,240	1,293,175
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	272,049
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	11,000	1,109,132
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,000
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,620	270,373
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	4,185	3,753,188
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2036	1,675	1,716,271
Series 2018 A, RB(h)	5.00%	12/31/2047	2,010	2,015,419
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $251,586)(d)(i)(j)	5.00%	08/01/2039	250	188,426
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(d)(h)	5.00%	07/01/2027	285	285,170
Series 2012, RB(d)(h)	5.00%	07/01/2030	220	220,127
Series 2012, RB(d)(h)	5.00%	07/01/2037	2,280	2,280,248
Series 2012, RB(d)(h)	5.00%	11/21/2045	2,675	2,675,296
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(d)	5.25%	12/01/2056	1,005	1,005,012
California Enterprise Development Authority; Series 2025, RB(f)	5.50%	11/01/2059	6,220	6,717,285
California Health Facilities Financing Authority; Series 2025, RB(f)(k)	5.00%	08/15/2051	4,285	4,498,986
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(d)	3.13%	08/01/2056	840	627,282
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	360	360,090
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,535	153,494
Los Angeles County Public Works Financing Authority;
Series 2025, RB(f)	5.25%	12/01/2050	2,035	2,198,804
Series 2025, RB(f)	5.25%	12/01/2054	755	809,393
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(e)	5.00%	08/01/2050	1,235	1,276,664
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	585	721,406
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(c)	6.25%	08/01/2043	2,010	2,086,476
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	2,155	2,313,519
Regents of the University of California Medical Center; Series 2022 P, RB	4.00%	05/15/2053	5,435	5,047,486
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,065	1,943,485
Series 2025, RB(f)(h)(k)	5.00%	07/01/2048	2,475	2,528,274
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(h)	5.00%	05/01/2038	680	705,919
Series 2019 E, RB(h)	5.00%	05/01/2050	2,360	2,376,240
Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	610	648,791
Series 2025, RB(h)	5.50%	05/01/2055	2,590	2,749,041
Series 2026 A, Ref. RB(h)	5.50%	05/01/2056	1,730	1,843,595
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,485	1,333,123
				66,224,293
Colorado–6.89%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.50%	12/01/2058	2,340	2,241,891
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	832,885
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	953,617
Berthoud-Heritage Metropolitan District No. 1; Series 2026, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2048	350	361,203
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(e)	5.38%	12/01/2053	610	640,398
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(d)	5.00%	12/01/2047	1,680	1,679,969
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	661,276
Series 2022, RB	6.50%	12/01/2053	585	612,415
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	660,661
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,670	1,692,338
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,474,612
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(d)	5.00%	04/01/2035	1,285	1,390,881
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,224
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado State University Research Foundation; Series 2025 A, RB(d)	5.50%	03/01/2065	$1,000	$986,542
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	1,725	1,038,157
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,735	1,756,882
Series 2018 A-2, RB(g)	0.00%	08/01/2034	1,325	952,092
Series 2025, RB(f)(h)	5.00%	11/15/2047	2,500	2,560,847
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	412,086
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	684	673,113
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	728	755,369
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,630
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	407,154
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	2,825	2,830,637
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	507,455
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	865	888,399
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.63%	12/01/2054	500	479,419
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM)(e)	5.25%	12/01/2055	2,500	2,572,138
Village Metropolitan District (The);
Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	552,000
Series 2025 A, GO Bonds	5.75%	12/01/2055	1,455	1,477,450
Waterstone Metropolitan District No. 1;
Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2045	635	673,874
Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	860	861,323
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	501,487
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,250	1,253,093
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	387,454
Series 2021 A-2, RB(c)	4.50%	12/01/2041	2,065	1,627,148
				38,355,119
District of Columbia–2.72%
District of Columbia; Series 2025, RB(f)	5.25%	05/01/2048	4,970	5,280,470
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	633,085
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	3,099,839
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,481,430
Washington Metropolitan Area Transit Authority;
Series 2025 A, RB(f)(k)	5.25%	07/15/2055	2,245	2,355,968
Series 2025, RB(f)(k)	5.25%	07/15/2053	2,185	2,282,658
				15,133,450
Florida–13.86%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(d)	5.00%	11/15/2061	1,075	904,912
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	442,138
Broward (County of), FL;
Series 2019 A, RB(h)	4.00%	10/01/2049	770	693,993
Series 2019 A, RB(h)	5.00%	10/01/2049	1,325	1,334,579
Series 2022 A, RB	4.00%	10/01/2047	1,235	1,196,946
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,475	2,190,861
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.60%	03/01/2048	1,205	1,289,118
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,223,915
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(d)(h)(i)	12.00%	07/15/2028	750	210,000
Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $1,887,242) (INS - AGI)(e)(h)(j)	5.00%	07/01/2044	1,835	1,810,175
Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $2,819,121) (INS - AGI)(e)(h)(j)	5.25%	07/01/2053	2,835	2,815,775
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $814,412)(h)(j)	5.50%	07/01/2053	800	568,000
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,520	2,709,758
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,460	1,569,939
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	$685	$686,056
Series 2024, RB(h)	5.25%	10/01/2048	1,715	1,798,676
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,585	1,640,522
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,475	2,482,970
Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	3,430	3,650,727
Jacksonville (City of), FL; Series 2025, RB(f)	5.50%	10/01/2053	4,965	5,303,641
JEA Water & Sewer System; Series 2025, RB(f)	5.25%	10/01/2055	1,715	1,810,978
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	905	924,750
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,055	1,053,427
Series 2020 A, Ref. RB	5.75%	08/15/2055	285	279,701
Lee (County of), FL; Series 2026 A-1, RB(h)	5.50%	10/01/2056	2,765	2,894,715
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,150,387
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(h)	5.00%	10/01/2040	2,275	2,306,636
Series 2021, RB	4.00%	10/01/2048	3,325	3,059,196
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	1,275	1,297,916
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	840	853,901
Series 2025 A, RB(h)	5.50%	10/01/2055	465	489,056
Series 2025, RB(f)	5.00%	07/01/2052	2,345	2,407,321
Series 2025, RB(f)	5.25%	10/01/2054	4,135	4,345,423
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,520	2,360,784
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,250	1,250,767
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	2,425	2,503,313
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	4,215	4,385,485
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	2,000	547,831
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	450	108,823
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	445	101,609
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	385	83,047
Palm Coast (City of), FL utility Revenue; Series 2026, RB(f)	5.00%	10/01/2056	2,135	2,206,508
Reunion East Community Development District; Series 2005, RB(i)	5.80%	05/01/2036	235	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,340	1,164,492
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	761,277
Sterling Hill Community Development District; Series 2003 A, RB(l)(m)	6.20%	05/01/2035	735	279,445
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,309,447
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	5,620	1,766,289
Waterset South Community Development District; Series 2026, RB	5.30%	05/01/2046	840	850,889
				77,076,116
Georgia–2.95%
Atlanta (City of), GA; Series 2025 B, Ref. RB	5.50%	07/01/2050	3,000	3,232,421
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,133,079
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	609,188
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,939,447
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,240	1,256,680
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	1,260	1,262,653
Series 2024 B, RB(b)	5.00%	03/01/2032	1,650	1,778,870
Series 2024 E, RB(b)	5.00%	12/01/2032	3,000	3,183,843
				16,396,181
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–1.10%
Hawaii (State of);
Series 2025, RB(f)	5.50%	07/01/2052	$3,840	$4,052,661
Series 2025, RB(f)(h)	5.50%	07/01/2054	1,930	2,055,123
				6,107,784
Idaho–0.45%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	355	321,028
Series 2017 A, Ref. RB	5.25%	11/15/2037	500	425,794
Idaho Housing & Finance Association; Series 2025, RB(f)	5.00%	08/15/2049	1,680	1,765,809
				2,512,631
Illinois–4.64%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,660	1,673,992
Series 2025 A, GO Bonds	6.00%	01/01/2050	370	389,385
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,468,244
Series 2024 A, RB(h)	5.50%	01/01/2059	2,160	2,236,376
Series 2025 E, RB(h)	5.50%	01/01/2055	1,725	1,791,806
Series 2026 A, RB	5.25%	01/01/2056	3,110	3,250,445
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,711,985
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	755,705
Chicago (City of), IL Transit Authority; Series 2026, RB	5.50%	12/01/2056	705	742,591
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	460	448,158
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,125,798
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	272,999
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,271,309
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,472,941
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	1,306	1,223,035
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB(b)(n)	5.00%	06/01/2026	4,075	4,075,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	868	670,240
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	1,205	1,228,770
				25,808,779
Indiana–1.41%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(e)	5.63%	07/15/2053	2,435	2,615,317
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,410	2,183,636
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	125	122,448
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	240	240,233
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	820	858,583
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,680	1,798,511
				7,818,728
Iowa–1.76%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	426,068
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,245	1,245,291
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(n)	5.00%	12/01/2032	2,740	3,105,135
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,324,197
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	262,244
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(e)	5.25%	12/01/2055	1,535	1,608,115
PEFA Inc. (Gas); Series 2019, RB(b)(n)	5.00%	09/01/2026	1,805	1,815,030
				9,786,080
Kentucky–1.30%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(d)(h)	4.70%	01/01/2052	670	635,074
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(e)	5.00%	12/01/2047	$530	$529,973
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,110,995
Series 2015 A, RB	5.00%	07/01/2040	985	985,687
Series 2015 A, RB	5.00%	01/01/2045	1,335	1,335,579
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,650	1,759,527
Series 2025 B, RB	5.00%	12/01/2033	865	889,842
				7,246,677
Louisiana–1.92%
Louisiana (State of) Gasoline & Fuels; Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.)(o)(p)	2.10%	05/01/2043	5,000	5,000,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(d)	3.90%	11/01/2044	660	602,758
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(h)	5.50%	09/01/2059	2,660	2,710,962
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,715	1,840,034
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(e)	5.00%	10/01/2048	495	500,139
				10,653,893
Maryland–2.73%
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	988,703
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	995	1,002,040
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	350,857
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,035	1,081,705
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(h)	5.25%	06/30/2055	2,885	2,889,290
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	909,017
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(d)(o)	2.30%	08/15/2033	3,685	3,685,000
Washington Suburban Sanitary Commission; Series 2015 B, VRD RB(o)	2.05%	06/01/2027	4,290	4,290,000
				15,196,612
Massachusetts–3.88%
Massachusetts (Commonwealth of); Series 2024, RB(f)	5.00%	06/01/2053	4,585	4,736,063
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds); Series 2024 B, RB	5.25%	07/01/2054	3,000	3,176,480
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,455	1,463,536
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	1,730	1,841,604
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/2032	2,500	2,908,943
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(n)	5.00%	07/15/2030	245	267,080
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(h)	5.00%	07/01/2040	1,000	1,033,839
Series 2021 E, RB(h)	5.00%	07/01/2046	1,060	1,087,172
Massachusetts (Commonwealth of) School Building Authority; Series 2025, RB	5.50%	02/15/2055	4,700	5,070,141
				21,584,858
Michigan–3.24%
Academy of Warren; Series 2020 A, RB(d)	5.50%	05/01/2050	250	230,950
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,800	2,967,562
Series 2024, RB(f)	5.50%	11/15/2049	3,120	3,358,569
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	$280	$282,695
Series 2020, Ref. RB	5.00%	06/01/2045	490	469,714
Michigan (State of) Housing Development Authority;
Series 2025, RB(f)	5.10%	10/01/2053	1,950	1,980,364
Series 2025, RB(f)	5.10%	06/01/2056	3,020	3,083,244
Series 2025, RB(f)	5.40%	10/01/2060	3,045	3,153,820
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	2,520	2,521,995
				18,048,913
Minnesota–0.77%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	265,756
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	423,458
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	597,302
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,100	2,158,957
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	502,242
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	312,167
				4,259,882
Mississippi–0.45%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	1,705	1,749,569
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	752,453
				2,502,022
Missouri–1.94%
Kansas City (City of), MO Industrial Development Authority;
Series 2011, Ref. RB(b)(n)	5.50%	06/03/2026	720	720,105
Series 2011, Ref. RB	5.50%	09/01/2028	795	798,070
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	4,740	4,785,630
Series 2019 B, RB (INS - AGI)(e)(h)	5.00%	03/01/2049	1,005	1,010,541
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	486,503
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	329,399
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,878,363
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	6.00%	10/01/2049	770	773,267
				10,781,878
Nebraska–1.58%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,210	4,305,171
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	825	863,527
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,030	1,065,822
Omaha Public Power District; Series 2025, RB(f)(k)	5.25%	02/01/2053	2,425	2,552,450
				8,786,970
Nevada–1.27%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	5,185	5,353,892
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	1,210	1,282,965
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(d)(h)	12.00%	11/02/2026	745	417,200
				7,054,057
New Hampshire–0.47%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,582	1,608,483
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	$1,000	$1,018,617
				2,627,100
New Jersey–7.27%
East Orange (City of), NJ Board of Education; Series 1998, COP (INS - AGI)(e)(g)	0.00%	02/01/2028	2,850	2,694,268
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(e)(f)	5.25%	07/01/2026	7,000	7,014,915
Series 2005 N-1, Ref. RB (INS - AMBAC)(e)	5.50%	09/01/2026	1,500	1,510,261
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(h)	5.25%	09/15/2029	320	320,411
Series 2012, RB(h)	5.75%	09/15/2027	350	350,610
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,005,915
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,255,291
Series 2013, RB(h)	5.38%	01/01/2043	1,250	1,251,396
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,945	2,774,326
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(g)	0.00%	12/15/2039	6,000	3,549,099
Series 2010 A, RB(g)	0.00%	12/15/2030	1,600	1,388,478
Series 2010 A, RB(g)	0.00%	12/15/2031	3,000	2,508,155
Series 2024 CC, RB	5.25%	06/15/2050	1,575	1,658,969
Series 2024 CC, RB	5.25%	06/15/2055	1,560	1,635,496
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,275	1,372,623
Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(e)(g)	0.00%	09/01/2032	5,000	4,050,232
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	2,913,008
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,672,194
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,575	1,530,971
				40,456,618
New York–20.83%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(d)(h)(p)	5.25%	12/31/2033	400	404,145
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,212,525
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,358,288
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(e)	5.38%	03/01/2028	785	807,188
Series 2020 221, RB(h)	4.00%	07/15/2060	2,345	2,040,164
New York (City of), NY;
Series 2021-3, VRD GO Bonds(o)	2.00%	04/01/2042	6,600	6,600,000
Series 2025, GO Bonds(f)	5.25%	02/01/2053	5,000	5,245,448
Subseries 2014 I-2, VRD GO Bonds(o)	2.10%	03/01/2040	2,000	2,000,000
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,355	1,482,950
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,305	2,482,122
Subseries 2023 E-1, RB(f)	5.25%	04/01/2047	1,505	1,586,045
New York (City of), NY Municipal Water Finance Authority;
Series 2016 BB, VRD RB(o)	2.10%	06/15/2049	1,670	1,670,000
Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,535,031
Series 2025, RB(f)	5.00%	06/15/2050	4,935	5,064,768
New York (City of), NY Transitional Finance Authority; Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,330,320
New York (State of) Dormitory Authority;
Series 2017 B, Ref. RB(b)(n)	4.00%	08/15/2027	5	5,084
Series 2017 B, Ref. RB(b)(n)	4.00%	08/15/2027	5	5,084
Series 2017 B, Ref. RB	4.00%	02/15/2047	1,935	1,811,735
Series 2018 E, RB(f)	5.00%	03/15/2046	5,715	5,838,778
Series 2026 A, Ref. RB	5.25%	03/15/2056	2,565	2,714,815
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,306,091
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	$340	$360,538
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	4,185	3,773,812
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.00%	11/15/2053	1,705	1,770,277
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,400	4,889,807
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	2,625	2,407,311
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,342,828
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	221,744
Series 2010 A, RB(d)	6.25%	06/01/2041	1,179	1,163,887
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,092,854
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(d)	5.00%	11/15/2044	5,735	5,739,660
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	350	350,217
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,440	1,439,963
Series 2020, Ref. RB(h)	5.25%	08/01/2031	410	428,027
Series 2020, Ref. RB(h)	5.38%	08/01/2036	940	979,123
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	2,100	2,146,114
Series 2018, RB(h)	5.00%	01/01/2034	2,320	2,367,330
Series 2018, RB(h)	5.00%	01/01/2036	1,220	1,241,504
Series 2020, RB(h)	4.38%	10/01/2045	1,175	1,125,338
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(h)	5.38%	06/30/2060	2,115	2,125,187
Series 2024, RB(h)	5.50%	06/30/2054	1,600	1,622,619
Series 2024, RB(h)	5.50%	06/30/2060	1,645	1,666,590
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(e)(h)	5.50%	06/30/2059	1,725	1,785,781
Series 2025, RB(h)	6.00%	06/30/2059	1,725	1,819,132
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,235	3,234,983
Series 2016 A, RB(h)	5.25%	01/01/2050	1,775	1,775,114
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,870	1,971,470
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(h)	5.50%	12/31/2060	70	71,122
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,660	1,680,132
Triborough Bridge & Tunnel Authority; Series 2025, RB(f)	5.50%	11/15/2053	2,650	2,861,289
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	763,656
Series 2025, RB(f)	5.25%	05/15/2062	5,390	5,573,110
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	515	553,770
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	2,036,963
				115,881,833
North Carolina–0.21%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2051	3,910	1,186,658
North Dakota–0.33%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,175	1,033,898
Series 2017 C, RB	5.00%	06/01/2053	910	775,418
				1,809,316
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–5.86%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	$4,115	$3,591,590
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,875	6,296,839
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,265	1,279,756
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	805	806,171
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	390	395,925
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(h)	5.50%	01/01/2050	2,845	3,011,722
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,140	1,140,531
Series 2017, Ref. RB	5.50%	02/15/2057	845	845,186
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2049	990	1,040,385
Franklin (County of), OH; Series 2025, RB(f)	5.25%	11/01/2055	2,080	2,170,944
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,470,477
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	620	678,793
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,440	3,439,772
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,097,131)(d)(i)(j)	6.00%	04/01/2038	1,119	13,991
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	919,986
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,190,261
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(h)	5.85%	09/20/2028	155	155,137
Ohio (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	7.00%	03/01/2049	1,000	1,163,803
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(e)(g)	0.00%	02/15/2030	1,000	879,034
Ohio State University (The);
Series 2010 D, RB(n)	5.00%	12/01/2030	45	49,347
Series 2010 D, RB	5.00%	12/01/2030	955	1,048,949
				32,588,599
Oklahoma–2.60%
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	1,730	1,842,172
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,780	3,793,350
Oklahoma (State of) Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	2,600	2,780,811
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	3,960	4,289,797
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	895	831,559
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(h)	5.50%	06/01/2035	330	330,048
Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	620	620,091
				14,487,828
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(d)	6.00%	10/05/2040	743	755,085
Oregon–0.76%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	2,750	2,741,075
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,425	1,492,329
				4,233,404
Pennsylvania–4.36%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(e)(h)	5.50%	01/01/2048	1,340	1,409,383
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport); Series 2023 A, RB (INS - AGI)(e)(h)	5.50%	01/01/2053	2,530	2,635,060
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,701,209
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(e)(g)	0.00%	10/01/2036	650	424,145
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	515	523,036
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.50%	06/30/2039	$1,985	$2,144,486
Series 2022, RB(h)	5.25%	06/30/2053	2,015	2,038,688
Series 2022, RB (INS - AGI)(e)(h)	5.00%	12/31/2057	1,010	1,015,320
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	545	490,558
Series 2026 A, Ref. RB	5.25%	12/15/2051	2,245	2,345,877
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	990	996,892
Series 2014 A-2, RB	5.13%	12/01/2039	2,000	2,094,219
Series 2021 A, RB	4.00%	12/01/2050	915	825,944
Philadelphia (City of), PA; Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	525	526,348
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(b)(n)	5.00%	05/01/2027	605	617,510
Series 2017, RB	5.00%	11/01/2047	625	625,064
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,728,738
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(d)	5.00%	06/15/2050	400	375,278
Philadelphia School District (The); Series 2026 A, GO Bonds	5.50%	09/01/2051	675	731,637
				24,249,392
Puerto Rico–4.93%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,665	1,690,266
Series 2002, RB	5.63%	05/15/2043	1,490	1,510,875
Series 2005 A, RB(g)	0.00%	05/15/2050	5,915	1,234,120
Series 2005 B, RB(g)	0.00%	05/15/2055	2,540	314,147
Series 2008 A, RB(g)	0.00%	05/15/2057	20,965	969,201
Series 2008 B, RB(g)	0.00%	05/15/2057	37,695	1,179,307
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,256,964
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	968,757
Subseries 2022, RN(g)	0.00%	11/01/2043	112	77,245
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	1,995	2,040,471
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	1,225	1,238,408
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,495	1,356,232
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,458	1,914,227
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,305	3,031,460
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,905	2,928,825
Series 2018 A-1, RB	4.75%	07/01/2053	1,805	1,738,880
Series 2018 A-1, RB	5.00%	07/01/2058	1,955	1,931,919
Series 2019 A-2, RB	4.33%	07/01/2040	1,230	1,226,512
Series 2019 A-2, RB	4.78%	07/01/2058	825	794,767
				27,402,583
Rhode Island–0.39%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,184,484
South Carolina–1.68%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,940	2,078,902
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	495	525,176
South Carolina (State of) Public Service Authority; Series 2026 A, RB	5.25%	12/01/2056	3,305	3,444,791
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	3,155	3,280,497
				9,329,366
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.74%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	$2,040	$2,048,249
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,005	1,006,771
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,055	1,079,571
				4,134,591
Tennessee–3.85%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	2,380	2,465,135
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,840,353
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	1,896,754
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	6,825	7,462,651
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	2,953,829
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(h)	5.00%	07/01/2054	370	372,053
Series 2026 B, RB(h)	5.25%	07/01/2056	1,725	1,776,694
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,510	2,663,202
				21,430,671
Texas–14.52%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.88%	06/15/2065	1,500	1,518,932
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,430	1,294,537
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,180	1,225,056
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	980	995,339
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,217,975
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	520	541,033
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,579,785
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(h)	5.50%	11/01/2050	1,555	1,650,235
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,025,983
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,854,789
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,790	1,636,197
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(e)	4.38%	10/01/2053	350	329,466
Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,430	1,314,839
Series 2024, RB (INS - BAM)(e)	4.38%	10/01/2054	990	930,985
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(e)(h)	5.25%	07/01/2048	1,725	1,794,245
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	430	454,334
Series 2026 C, Ref. RB	5.25%	09/01/2051	430	450,741
Series 2026 C, Ref. RB (INS - AGI)(e)	5.50%	09/01/2058	865	922,014
Series 2026 C, Ref. RB	5.50%	09/01/2058	865	914,791
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(h)	5.50%	07/15/2038	430	459,564
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(h)	4.00%	07/01/2041	585	548,317
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	495	508,261
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,360	1,281,932
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,676,469
Series 2025, GO Bonds (INS - AGI)(e)(f)(k)	5.50%	02/15/2058	3,480	3,689,176
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,154,934
Lower Colorado River Authority; Series 2026, Ref. RB	5.25%	05/15/2056	1,510	1,585,685
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	1,900	2,011,873
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(h)	4.63%	10/01/2031	2,670	2,675,293
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $53,293)(i)(j)	7.50%	11/15/2037	60	60,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,614,691)(i)(j)	2.00%	11/15/2061	1,677	821,947
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	$650	$650,289
Series 2016, Ref. RB	5.00%	07/01/2046	800	781,126
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,440	1,451,342
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2051	1,010	795,537
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	1,040	1,041,147
Series 2017, Ref. RB	5.00%	01/01/2047	620	617,211
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	572,182
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,035,785
Series 2020, RB	5.25%	10/01/2055	2,250	2,173,094
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	3,250	3,395,962
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	850	918,967
Series 2025, RB(f)	5.25%	02/01/2046	1,300	1,392,406
San Antonio (City of), TX Electric & Gas Systems Revenue; Series 2025, RB(f)(k)	5.50%	02/01/2050	1,220	1,304,918
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	805	760,708
Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,094,343
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,510	1,510,225
Series 2016, Ref. RB	5.00%	05/15/2045	750	736,929
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240)(i)(j)	6.38%	02/15/2048	1,940	1,576,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	85,162
Series 2020, Ref. RB	6.75%	11/15/2051	85	79,998
Series 2020, Ref. RB	6.88%	11/15/2055	85	81,070
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2043	3,000	1,314,926
Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	2,430	2,506,619
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	3,340	3,485,944
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	2,805	3,017,622
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,000
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,475	2,241,819
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,360	3,007,276
				80,763,584
Utah–2.15%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	4.00%	03/01/2051	500	413,916
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(k)	5.50%	06/01/2050	1,940	2,110,222
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	416,484
Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	835	854,878
Series 2023 A, RB(h)	5.50%	07/01/2053	2,870	3,002,086
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	2,983,208
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	795,353
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(f)	4.90%	01/01/2049	1,336	1,362,012
				11,938,159
Virginia–2.87%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,640,172
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(e)	5.25%	07/01/2053	3,615	3,760,401
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	5.00%	09/01/2045	510	511,001
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	$1,140	$1,172,338
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	5.00%	07/01/2038	2,250	2,355,510
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	1,395	1,412,090
Series 2022, Ref. RB(h)	5.00%	12/31/2057	795	783,213
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	910	903,637
Series 2017, RB(h)	5.00%	12/31/2056	2,500	2,444,473
				15,982,835
Washington–5.17%
Grant (County of), WA;
Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2055	2,100	2,250,418
Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	930	995,452
Kalispel Tribe of Indians; Series 2018 A, RB(d)	5.25%	01/01/2038	1,320	1,339,319
Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	560	598,671
Seattle (City of), WA Municipal Light & Power Revenue; Series 2025, RB(f)	5.00%	07/01/2052	5,000	5,148,973
Seattle (Port of), WA; Series 2024, Ref. RB(h)	5.25%	07/01/2049	1,695	1,766,921
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,668,527
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	850	899,786
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,489,193
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.25%	09/01/2050	5,000	5,252,906
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,655	1,669,913
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2064	860	871,453
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	435	405,722
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	360	320,722
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,134	1,092,081
				28,770,057
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $767,883)(d)(j)	7.50%	06/01/2043	805	850,132
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,708,419
				2,558,551
Wisconsin–4.36%
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(d)	6.88%	04/01/2051	520	508,542
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	6,520	2,005,324
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	19,640	3,561,897
Series 2022, RB(d)	5.25%	12/15/2061	1,705	1,676,732
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,800	2,453,358
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,340,788
Wisconsin (State of) Public Finance Authority; Series 2025, RB(h)	6.50%	12/31/2065	2,595	2,882,195
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)(i)	6.75%	08/01/2031	915	640,500
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	722	722,983
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB(h)	5.75%	12/31/2065	830	860,843
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	625	624,983
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)(i)	6.38%	01/01/2048	650	292,500
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	$1,675	$1,703,017
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,689,409
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	805	805,636
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,459,830
				24,228,537
Total Municipal Obligations (Cost $874,186,298)				873,095,156
			Shares
Exchange-Traded Funds–1.10%
Invesco Intermediate Municipal ETF(q)			53,700	2,780,855
Invesco Rochester High Yield Municipal ETF(q)			65,795	3,354,321
Total Exchange-Traded Funds (Cost $6,109,869)				6,135,176

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(l)			6,180	10,815
TOTAL INVESTMENTS IN SECURITIES(r)–158.05% (Cost $880,296,167)				879,241,147
FLOATING RATE NOTE OBLIGATIONS–(22.20)%
Notes with interest and fee rates ranging from 2.11% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 07/01/2026 to 05/15/2062(s)				(123,480,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.10)%				(206,359,551)
OTHER ASSETS LESS LIABILITIES–1.25%				6,888,476
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$556,290,072
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $47,918,902, which represented 8.61% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $3,803,616, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at May 31, 2026 was $8,704,696, which represented 1.56% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $15,162,770. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$2,821,666	$-	$-	$(40,811)	$-	$2,780,855	$24,792
Invesco Rochester High Yield Municipal ETF	3,386,469	-	-	(32,148)	-	3,354,321	42,931
Total	$6,208,135	$-	$-	$(72,959)	$-	$6,135,176	$67,723

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.59%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $173,559,805 are held by TOB Trusts and serve as collateral for the $123,480,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$872,815,711	$279,445	$873,095,156
Exchange-Traded Funds	6,135,176	—	—	6,135,176
Common Stocks & Other Equity Interests	—	—	10,815	10,815
Total Investments in Securities	6,135,176	872,815,711	290,260	879,241,147
Other Investments - Assets
Investments Matured	—	247,813	—	247,813
Total Investments	$6,135,176	$873,063,524	$290,260	$879,488,960
Invesco Municipal Trust